PROSPECTUS
                                  JUNE 1, 1997

                                 BOSTON PARTNERS
                                     MID CAP
                                   VALUE FUND
                             (INSTITUTIONAL SHARES)

                                [GRAPHIC OMITTED]
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.

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                       BOSTON PARTNERS MID CAP VALUE FUND
                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated June 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.   ANY   REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL  OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                          June 1, 1997



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EXPENSE TABLE
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     The following  tables  illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the initial fiscal period ending August 31, 1997.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     AFTER FEE WAIVERS*

     Management fees (after waivers)** ..............    0.70%
     12b-1 fees (after waivers)** ...................    0.04%
     Other Expenses .................................    0.26%
                                                         ----
   Total Fund Operating Expenses (after waivers) ....    1.00%
                                                         ====

 *In the absence of fee waivers, Management Fees would be 0.80%, 12b-1 Fees would be 0.15% and Total Fund Operating Expenses would be 1.21%.

**Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                    ONE YEAR         THREE YEARS
                                                    --------         -----------
     Boston Partners Mid Cap Value Fund ...........    $10               $32

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management Fees" and "12b-1 fees" for the Fund which are expected to be in effect during the initial fiscal period. However, the Adviser and Distributor are under no obligation with respect to such waivers and there can be no assurance that any future waivers of Management Fees or 12b-1 fees will not vary from the figures reflected in the Fee Table.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Fee Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.



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INTRODUCTION
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     RBB is an open-end  management  investment  company  incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty separate investment portfolios. The Shares offered by this Prospectus represents interests in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
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     The Fund's investment objectives are to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its
total  assets  in  a  diversified   portfolio  consisting  primarily  of  equity
securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion and identified by the Adviser as equity securities that possess value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower or higher capitalizations; mutual funds; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures. Money market instruments which may be so held are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund's investment objectives and the policies described above may be changed by RBB'S Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund (except for the investment policy with respect to the concentration of the Fund's assets). Such changes may result in the Fund having investment objectives which differ from those an investor may have considered at the time of investment.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

     The Fund may make changes in its underlying securities holdings consistent with the Adviser's investment recommendation. The Fund retains the right to sell securities irrespective of how long they have been held. Federal income tax law may restrict the extent to which the Fund may engage in short-term trading activities. See "Taxes" in the

                                       4



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Statement of Additional  Information for a discussion of such federal income tax law restrictions. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------
     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of April 1, 1997, in excess of $8 billion.

     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of .70% during the initial fiscal period.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum

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

annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Fund's distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

PORTFOLIO TRANSACTIONS

     The Adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. Transactions for the Fund may be effected through broker/dealers, subject to the requirements of best execution. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York 10017, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

     The Board of Directors of the Fund approved and adopted a Distribution Agreement and a Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the

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

average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. Such compensation may be increased up to the amount permitted by the Plan, with the approval of the RBB Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Institutional Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Institutional Shares of the Fund, all as set forth in the Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by theDistributor, and the payments may exceed distribution expenses actually incurred.

     Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by RBB's Board of Directors, including those directors who are not "interested persons" of RBB as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities. The fee set forth above will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
GENERAL

     Shares representing an interest in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Shares are offered at the next determined net asset value per share.



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

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by the Fund or its agents. Such price will be the net asset value next computed after an order is received by the Fund or its agents prior to the close of the NYSE. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

         A. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         B. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         C. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank:

                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA Number: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: Boston Partners Mid Cap Value Fund
                  AMOUNT: (amount to be invested)

For subsequent investments, an investor should follow steps B and C above.

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes."

     A shareholder wishing to make an exchange may do so by sending a written request to PFPC. In order to request an exchange by telephone, a shareholder must have completed and returned an account application containing a telephone exchange election. To add a telephone exchange feature to an existing account that previously did not provide

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       BOSTON PARTNERS MID CAP VALUE FUND                        BOSTON PARTNERS ASSET MANAGEMENT, L.P. (LOGO)
                              (INSTITUTIONAL CLASS)                              [GRAPHIC OMITTED]

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement  plan account.  For an IRA application or help with this  Application, please call 1-888-261-4073

-----------------     (Please check the appropriate box(es) below.)
| 1             |     [  ]  Individual      [  ]  Joint Tenant      [  ]  Other
| Account       |
| Registration: |     --------------------------------------------------------------------------------------------------------------
-----------------     NAME                                                       SOCIAL SECURITY NUMBER OR TAX ID# OF PRIMARY OWNER

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                             JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID#

                      For joint accounts,  the account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

----------------
GIFT TO MINOR:        [  ]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                      --------------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
-------------------
CORPORATION
PARTNERSHIP, TRUST
OR OTHER ENTITY:
-------------------   --------------------------------------------------------------------------------------------------------------
                      NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                             NAME(S) OF TRUSTEE(S)

                      --------------------------------------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER
------------------
| 2              |    --------------------------------------------------------------------------------------------------------------
| Mailing        |    STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Address        |
------------------    --------------------------------------------------------------------------------------------------------------
                      CITY                                               STATE                                    ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                                       EVENING PHONE NUMBER

------------------    Minimum initial investment of $100,000.    Amount of investment $___________
| 3              |
| Investment     |    Make the check payable to Boston Partners Mid Cap Value Fund.
| Information    |
------------------    Shareholders  may not purchase  shares of this Fund with a check issued by a third party and endorsed  over to the Fund.

------------------    NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected below,  both
DISTRIBUTION          dividends and capital gains will be reinvested in additional Fund shares.
OPTIONS:
------------------    DIVIDENDS [  ]   Pay by check [  ]   Reinvest [  ]       CAPITAL GAINS [  ]   Pay by check [  ]  Reinvest [  ]


------------------    To use this option, you must initial the appropriate line below.
| 4              |
| Telephone      |    I authorize  the Transfer Agent to accept  instructions  from any  persons to redeem or exchange  shares in my
| Exchange and   |    account(s) by telephone in accordance  with the  procedures  and  conditions  set forth in the Fund's  current
| Redemption:    |    prospectus.
-----------------
                      ---------------------     ---------------------
                       individual initial           joint initial     Redeem shares, and send the proceeds to the address of record.

                      ---------------------     ---------------------
                       individual initial           joint initial     Exchange shares for shares of the Boston Partners Large Cap
                                                                      Value Fund.


------------------    The  Automatic  Investment  Plan which is available to  shareholders  of the Fund,  makes  possible  regularly
| 5              |    scheduled purchases of Fund shares to allow dollar-cost averaging.The Fund's Transfer Agent can arrange for an
| Automatic      |    amount of money selected by you to be deducted from your checking  account and used to purchase  shares of the
| Investment     |    Fund.
| Plan:          |
------------------    Please debit $_________ from my checking account (named below) on or about the 20th of the month.
                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                      [  ]  Monthly        [  ]  Every Alternate Month      [  ]  Quarterly         [  ]  Other


------------------    --------------------------------------------------------------------------------------------------------------
BANK OF RECORD:       BANK NAME                                                                    STREET ADDRESS OR P.O. BOX
------------------
                      --------------------------------------------------------------------------------------------------------------
                      CITY                                               STATE                                    ZIP CODE


                      ---------------------------------------------------     ------------------------------------------------------
                      BANK ABA NUMBER                                                                   BANK ACCOUNT NUMBER

------------------    The undersigned  warrants that I (we) have full authority and, if a natural  person,  I (we) am (are) of legal
| 6              |    age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for
| Signatures:    |    the Fund in which I (we) am (are) investing.
|                |
------------------    Under the  Interest  and  Dividend  Tax  Compliance  Act of 1983,  the Fund is required to have the  following certification:

                      Under penalties of perjury, I certify that:

                      (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to), and

                      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding,  or (b) I have not been  notified by  theInternalRevenue  Service  that I am subject to 31%  backup  withholding  as a result of a  failure to  report all  Interest or  dividends,  or (c) the IRS has  notified me that I am no longer subject to backup withholding.

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                               DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                                   TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                             DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                                   TITLE (IF APPLICABLE)

                      (If you are signing for a  corporation,  you must indicate  corporate  office or title. If you wish additional signatories  on the  account,  please  include a corporate  resolution.  If signing as a  fiduciary,  you must indicate  capacity.)

                      For information on additional options,  such as IRA Applications,  rollover requests for qualified  retirement plans, or for wire  instructions,  please call us at  1-888-261-4073.

                      MAIL COMPLETED ACCOUNT  APPLICATION AND CHECK TO:  THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE 19899-8852

                       [THIS PAGE INTENTIONALLY LEFT BLANK]
for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (888) 261-4073. RBB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if RBB does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither RBB nor PFPC will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

     If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the SEC, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) substantive exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund) that is deemed to be disruptive to efficient portfolio management.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an eligible guarantor institution, as defined by SEC rules.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TELEPHONE REDEMPTION

     A shareholder wishing to make a redemption by telephone may do so by following the procedures described below. In order to request redemptions by telephone, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone redemption feature to an existing account that previously did not provide for this option, a Telephone Redemption Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may contact PFPC by telephone to request the redemption at (888) 261-4073. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's federal tax identification number and name of the Fund, all of which must match the Fund's records; (3) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (4) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (5) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by broker-dealers, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders are required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value for each class of the Fund is calculated by adding the value of all of the Fund's securities to cash and other assets of the class, deducting the actual and accrued liabilities of each class and dividing by the total number of Shares of the class outstanding. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or cap-ital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of Shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing Shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

     The Fund offers one other class of shares, which is offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different fees paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning Investor Shares may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.67 billion shares are currently classified into 79 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MID CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of February 27, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended March 31, 1997. The Composite is comprised of all institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund had not commenced operations as of March 31, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. The past performance of the accounts that comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. As of March 31, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is the performance history of a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

For the Period Ended March 31, 1997

                                                                 Since
                                             One Year          Inception
                                             --------          ---------
     Composite Performance ...............    21.48%            31.57%*
     Russell 2500 Index ..................     8.65%            18.56%

     The Russell 2500 Index represents the largest 3,000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.

* The Adviser commenced managing these accounts on May 1, 1995.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company
Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
                                               PAGE
                                               ----
EXPENSE TABLE ..............................     2
INTRODUCTION ...............................     3
INVESTMENT OBJECTIVES AND POLICIES .........     3
INVESTMENT LIMITATIONS .....................     4
RISK FACTORS ...............................     5
MANAGEMENT .................................     5
DISTRIBUTION OF SHARES .....................     6
HOW TO PURCHASE SHARES .....................     7
HOW TO REDEEM SHARES .......................    10
NET ASSET VALUE ............................    11
DIVIDENDS AND DISTRIBUTIONS ................    11
TAXES ......................................    11
MULTI-CLASS STRUCTURE ......................    12
DESCRIPTION OF SHARES ......................    12
OTHER INFORMATION ..........................    13

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                                   PROSPECTUS
                                  JUNE 1, 1997

                                 BOSTON PARTNERS
                                     MID CAP
                                   VALUE FUND
                                (INVESTOR SHARES)

                                [GRAPHIC OMITTED]

                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.

                       BOSTON PARTNERS MID CAP VALUE FUND
                                (Investor Class)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated June 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                          June 1, 1997

--------------------------------------------------------------------------------
EXPENSE TABLE

     The following tables illustrate all expenses and fees (after expected fee waivers and expenses reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the initial fiscal period ending August 31, 1997.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     AFTER FEE WAIVERS*

     Management fees (after waivers)** ..............................   0.70%
     12b-1 fees** ...................................................   0.25%
     Other Expenses .................................................   0.30%
                                                                        ----
   Total Fund Operating Expenses (after waivers) ....................   1.25%
                                                                        ====

 *In the absence of fee  waivers,  Management Fees would be 0.80% and Total Fund
  Operating Expenses would be 1.35%.

**Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                  ONE YEAR         THREE YEARS
                                                  --------         -----------
     Boston Partners Mid Cap Value Fund ........     $13               $40

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management Fees" for the Fund which is expected to be in effect during the initial fiscal period. However, the Adviser is under no obligation with respect to such waiver and there can be no assurance that any future waivers of Management Fees will not vary from the figure reflected in the Fee Table.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Fee Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

--------------------------------------------------------------------------------
INTRODUCTION

     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The Fund's investment objectives are to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion and identified by the Adviser as equity securities that possess value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. Major emphasis is placed on industries and issuers that are considered by the Adviser to have particular possibilities for long-term growth. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower or higher capitalizations; mutual funds; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures. Money market instruments which may be so held are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund's investment objectives and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund (except for the investment policy with respect to the concentration of the Fund's assets). Such changes may result in the Fund having investment objectives which differ from those an investor may have considered at the time of investment.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
     The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

     The Fund may make changes in its underlying securities holdings consistent with the Adviser's investment recommendation. The Fund retains the right to sell securities irrespective of how long they have been held. Federal income tax law may restrict the extent to which the Fund may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------
     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of April 1, 1997, in excess of $8 billion.

     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of .70% of the Fund's average daily net assets during the initial fiscal period.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified RBB, however, that it intends to waive one-half of its minimum annual fee during the initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Fund's distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

PORTFOLIO TRANSACTIONS

     Transactions for the Fund may be effected through broker/dealers, subject to the requirements of best execution. The Adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York 10017, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

     The Board of Directors of RBB approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Investor Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares of the Fund, all as set forth in the Plan. TheDistributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares -- Purchases Through Intermediaries."

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred.

     Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by RBB's Board of Directors, including those directors who are not "interested persons" of RBB as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities. The fee set forth above will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed.

     The Fund or its affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of shares of the Fund, consisting of securities dealers who have soldFund shares or others, including banks and other financial institutions, under special arrangements.Incentives may include opportunities to attend business meetings, conferences, sales or training programs for employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding theFund.The Fund or its affiliates may pay for travel, meals and lodging in connection with promotions.In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts ofFund shares.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Shares are offered at the next determined net asset value per share.

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by theFund or its agent provided such order is transmitted to and received by the Fund or its agents prior to its close of the NYSE. Orders received by the Fund or its agents after the close of the NYSE
(currently 4:00 p.m., Eastern time) are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Provided that the investment is at least $2,500 an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. The Fund does not currently impose a service charge for effecting wire transfers, but reserves the right to do so in the future. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

         A. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         B. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         C. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank:

                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA Number: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: Boston Partners Mid Cap Value Fund
                  AMOUNT: (amount to be invested)

For subsequent investments, an investor should follow steps B and C above.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through certain broker-dealers, financial institutions and other industry professionals (collectively, "ServiceOrganizations"), which may impose certain conditions on their clients or customers that invest in the Fund, which are in addition to or different than those described in this Prospectus, and may charge their clients or customers direct fees. Generally, programs sponsored by Service Organizations do not require

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


                       BOSTON PARTNERS MID CAP VALUE FUND                        BOSTON PARTNERS ASSET MANAGEMENT, L.P. (LOGO)
                               (INVESTOR CLASS)                                  [GRAPHIC OMITTED]

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

-----------------     (Please check the appropriate box(es) below.)
| 1             |     [  ]  Individual      [  ]  Joint Tenant      [  ]  Other
| Account       |
| Registration: |     --------------------------------------------------------------------------------------------------------------
-----------------     NAME                                                       SOCIAL SECURITY NUMBER OR TAX ID# OF PRIMARY OWNER

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                              JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID#
                      For joint accounts,  the account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

----------------
GIFT TO MINOR:        [  ]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                      --------------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
-------------------
CORPORATION
PARTNERSHIP, TRUST
OR OTHER ENTITY:
-------------------   --------------------------------------------------------------------------------------------------------------
                      NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                             NAME(S) OF TRUSTEE(S)

                      --------------------------------------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER
------------------
| 2              |    --------------------------------------------------------------------------------------------------------------
| Mailing        |    STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Address        |
------------------    --------------------------------------------------------------------------------------------------------------
                      CITY                                               STATE                                    ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                                       EVENING PHONE NUMBER

------------------    Minimum initial investment of $2,500.    Amount of investment $___________
| 3              |
| Investment     |    Make the check payable to Boston Partners Mid Cap Value Fund.
| Information    |
------------------    Shareholders  may not purchase  shares of this Fund with a check issued by a third party and endorsed  over to the Fund.

------------------    NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected below,  both
DISTRIBUTION          dividends and capital gains will be reinvested in additional Fund shares.
OPTIONS:
------------------    DIVIDENDS [  ]   Pay by check [  ]   Reinvest [  ]       CAPITAL GAINS [  ]   Pay by check [  ]  Reinvest [  ]

------------------
SYSTEMATIC            To select this portion please fill out the information below:
WITHDRAWAL
PLAN:                 Amount__________________________________________ Startup Month _______________________________________________
------------------
                      Frequency Options:   Annually  [  ]    Monthly  [  ]    Quarterly  [  ]

                      - Payments will be made on or near the 25th of the month
                      Please check one of the following options: ______ Please mail checks to Address of Record (Named in Section 2)
                                                                 ______ Please electronically credit my Bank of Record (Named in
                                                                        Section 5)


------------------    To use this option, you must initial the appropriate line below.
| 4              |
| Telephone      |    I authorize the Transfer  Agent to accept  instructions  from any  persons to redeem or exchange  shares in my
| Exchange and   |    account(s) by telephone in accordance  with the  procedures  and  conditions  set forth in the Fund's  current
| Redemption:    |    prospectus.
-----------------
                      ---------------------     ---------------------
                       individual initial           joint initial     Redeem shares, and send the proceeds to the address of record.

                      ---------------------     ---------------------
                       individual initial           joint initial     Exchange shares for shares of the Boston Partners Large Cap
                                                                      Value Fund.


------------------    The  Automatic  Investment  Plan which is available to  shareholders  of the Fund,  makes  possible  regularly
| 5              |    scheduled purchases of Fund shares  to allow  dollar-cost averaging. The Fund's Transfer Agent can arrange for
| Automatic      |    an amount of money selected by you  to be deducted from your checking  account and used to purchase  shares of
| Investment     |    the Fund.
| Plan:          |
------------------    Please debit $_________ from my checking account (named below) on or about the 20th of the month.
                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                      [  ]  Monthly        [  ]  Every Alternate Month      [  ]  Quarterly         [  ]  Other


------------------    --------------------------------------------------------------------------------------------------------------
BANK OF RECORD:       BANK NAME                                                                    STREET ADDRESS OR P.O. BOX
------------------
                      --------------------------------------------------------------------------------------------------------------
                      CITY                                               STATE                                    ZIP CODE


                      ---------------------------------------------------     ------------------------------------------------------
                      BANK ABA NUMBER                                                                   BANK ACCOUNT NUMBER

------------------    The undersigned  warrants that I (we) have full authority and, if a natural  person,  I (we) am (are) of legal
| 6              |    age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for
| Signatures:    |    the Fund in which I (we) am (are) investing.
|                |    Under the  Interest  and  Dividend  Tax  Compliance  Act of 1983,  the Fund is required to have the  following
------------------    certification:
                      Under penalties of perjury, I certify that:
                      (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to), and
                      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding,  or (b) I have not been  notified by the Internal Revenue Service  that I am subject to  31% backup  withholding  as a result of a  failure to  report all  Interest or  dividends,  or (c) the IRS has  notified me that I am no longer subject to backup withholding.

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                               DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                                   TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                             DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                                   TITLE (IF APPLICABLE)

                      (If you are signing for a  corporation,  you must indicate  corporate office or title. If you wish  additional signatories  on the  account,  please  include a corporate  resolution.  If signing as a  fiduciary,  you must indicate  capacity.)

                      For information on additional options,  such as IRA Applications,  rollover requests for qualified  retirement plans, or for wire  instructions,  please call us at  1-888-261-4073.

                      MAIL COMPLETED ACCOUNT  APPLICATION AND CHECK TO:  THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE 19899-8852

                       [THIS PAGE INTENTIONALLY LEFT BLANK]
customers to pay a transaction fee in connection with purchases.Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Fund shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this Prospectus in light of the terms governing his accounts with the Service
Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers.

     Service Organizations that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.

     For   administration,   subaccounting,   transfer   agency   and/or   other
services,Boston Partners,Counsellors Securities or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to
 .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. A portion of the Service Fee may be borne by the Fund as a transfer agency fee. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes."

     A shareholder wishing to make an exchange may do so by sending a written request to PFPC. In order to request exchanges by telephone, a shareholder must have completed and returned an account application containing a telephone election.  To add a  telephone  exchange  feature to an  existing  account  that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (888) 261-4073. RBB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if RBB does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither RBB nor PFPC will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the SEC, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund, the dollar value of Investor Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) substantive exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund) that is deemed to be disruptive to efficient portfolio management.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an eligible guarantor institution, as defined by SEC rules.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TELEPHONE REDEMPTION

     A shareholder wishing to make a redemption by telephone may do so by following the procedures described below. In order to request redemptions by telephone, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone redemption feature to an existing account that previously did not provide for this option, a Telephone Redemption Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may contact PFPC by telephone to request the redemption at (888) 261-4073. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's social security number and name of the Fund, all of which must match the RBB's records; (3) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (4) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (5) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

     For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

SYSTEMATIC WITHDRAWAL PLAN

     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan, and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund's transfer agent, PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

NET ASSET VALUE
--------------------------------------------------------------------------------
     The net asset value for each class of the Fund is calculated by adding the value of all of the Fund's securities to cash and other assets of the class, deducting the actual and accrued liabilities of each class and dividing by the total number of Shares of the class outstanding. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------
     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of Shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing Shares immediately prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------
     The Fund offers one other class of shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of Institutional

Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning Institutional Shares may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------
     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.67 billion shares are currently classified into 79 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MID CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of February 27, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended March 31, 1997. The Composite is comprised of all institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund had not commenced operations as of March 31, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees and expenses. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. The past performance of the funds and accounts that comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. As of March 31, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is the performance history for a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

For the Period Ended March 31, 1997

                                                                 Since
                                             One Year          Inception
                                             --------          ---------
     Composite Performance ................   21.48%            31.57%*
     Russell 2500 Index ...................    8.65%            18.56%

     The Russell 2500 Index represents the largest 3000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.

* The Adviser commenced managing these accounts on May 1, 1995.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. The Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
                                               PAGE
                                               ----
EXPENSE TABLE .............................      2
INTRODUCTION ..............................      3
INVESTMENT OBJECTIVES AND POLICIES ........      3
INVESTMENT LIMITATIONS ....................      4
RISK FACTORS ..............................      5
MANAGEMENT ................................      5
DISTRIBUTION OF SHARES ....................      7
HOW TO PURCHASE SHARES ....................      7
HOW TO REDEEM SHARES ......................     10
NET ASSET VALUE ...........................     12
DIVIDENDS AND DISTRIBUTIONS ...............     13
TAXES .....................................     13
MULTI-CLASS STRUCTURE .....................     13
DESCRIPTION OF SHARES .....................     14
OTHER INFORMATION .........................     14

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                       BOSTON PARTNERS MID CAP VALUE FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Mid Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Mid Cap Value Fund Prospectuses, dated June 1, 1997 (together the "Prospectus"). A copy of any of the Prospectuses may be obtained from the Fund by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated June 1, 1997.


                                    CONTENTS

                                                   INSTITUTIONAL       INVESTOR
                                                    PROSPECTUS        PROSPECTUS
                                       PAGE            PAGE              PAGE

General..............................     2                 3                3
Investment Objectives and Policies...     2                 3                3
Directors and Officers...............    11               N/A              N/A
Investment Advisory, Distribution
  and Servicing Arrangements.........    15                 5                5
Portfolio Transactions...............    18                 6                6
Purchase and Redemption Information..    20              7,10             7,10
Valuation of Shares..................    20                11               12
Performance and Yield Information....    21                13               15
Taxes................................    22                11               13
Additional Information Concerning
   RBB Shares........................    25                12               14
Miscellaneous........................    29               N/A              N/A
Financial Statements.................   N/A               N/A              N/A
Appendix A...........................   A-1               N/A              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

     The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

     LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund does not presently intend to invest more than 5% of net assets in securities lending.

     INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and nonbank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determing whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Each Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

     U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

     The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. government securities.

     ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The Fund does not presently intend to invest more than 5% of net assets in illiquid securities.

     HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. The Fund does not presently intend to invest more than 5% of net assets in hedging investments.

     FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

     OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

     There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

     BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The Fund does not presently intend to invest more than 5% of net assets in bank obligations.

     The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better.

     COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix A hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of net assets in commercial paper.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

     Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

INVESTMENT LIMITATIONS.

     RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

     1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing;

     2. Issue any senior securities, except as permitted under the 1940 Act;

     3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

     5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

     6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

     7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

     8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

     (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.

     The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made; (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by RBB as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

     Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.


                             DIRECTORS AND OFFICERS

     The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:

Name and Address and             Position           Principal Occupation
Age                              with Fund          During Past Five Years
------------------------         ---------          ----------------------------
*Arnold M. Reichman -48          Director           Since 1986, Managing
466 Lexington  Avenue                               Director and Assistant
New York, NY 10017                                  Secretary, Warburg, Pincus
                                                    Counsellors, Inc.;
                                                    Director and Executive
                                                    Officer of Counsellors
                                                    Securities Inc; Director/
                                                    Trustee of various
                                                    investment companies
                                                    advised by Warburg,
                                                    Pincus Counsellors, Inc.

**Robert Sablowsky -58           Director           Senior Vice President,
110 Wall Street                                     Fahnestock Co., Inc. (a
New York, NY 10005                                  registered broker dealer);
                                                    Prior to October 1996,
                                                    Executive Vice President
                                                    of Gruntal & Co., Inc. (a
                                                    registered broker dealer).

Francis J. McKay -60             Director           Since 1963, Executive
7701 Burholme Avenue                                Vice President, Fox Chase
Philadelphia, PA 19111                              Cancer Center (Biomedical
                                                    research and medical
                                                    care).

Name and Address and             Position           Principal Occupation
Age                              with Fund          During Past Five Years
------------------------         ---------          ----------------------------
Marvin E. Sternberg -62          Director           Since 1974, Chairman,
937 Mt. Pleasant Road                               Director and President,
Bryn Mawr, PA  19010                                Moyco Industries, Inc.
                                                    (manufacturer of dental
                                                    supplies and precision
                                                    coated abrasives); Since
                                                    1968, Director and
                                                    President, Mart MMM, Inc.
                                                    (formerly Montgomeryville
                                                    Merchandise Mart Inc.)
                                                    and Mart PMM, Inc.
                                                    (formerly Pennsauken
                                                    Merchandise Mart, Inc.)
                                                    (shopping centers); and
                                                    Since 1975, Director and
                                                    Executive vice President,
                                                    Cellucap Mfg. Co., Inc.
                                                    (manufacturer of
                                                    disposable headwear).

Julian A. Brodsky -63           Director            Director and Vice Chairman
1234 Market Street                                  since 1969 Comcast
16th Floor                                          Corporation (cable
Philadelphia, PA 19107-                             television and
3723                                                communication); Director
                                                    Comcast Cablevision of
                                                    Philadelphia (cable
                                                    television and
                                                    communications) and
                                                    Nextel (wireless
                                                    communication).

Donald van Roden -72            Director            Self-employed
1200 Old Mill Lane              and Chairman        businessman.  From
Wyomissing, PA  19610           of the Board        February 1980 to March
                                                    1987, Vice Chairman,
                                                    SmithKline Beckman
                                                    Corporation
                                                    (pharmaceuticals);
                                                    Director, AAA Mid-
                                                    Atlantic (auto service);
                                                    Director, Keystone
                                                    Insurance Co.

Name and Address and             Position           Principal Occupation
Age                              with Fund          During Past Five Years
------------------------         ---------          ----------------------------
Edward J. Roach -72             President           Certified Public
Suite 100                       and                 Accountant; Vice Chairman
Bellevue Park                   Treasurer           of the Board, Fox Chase
Corporate Center                                    Cancer Center; Trustee
400 Bellevue Parkway                                Emeritus, Pennsylvania
Wilmington, DE  19809                               School for the Deaf;
                                                    Trustee Emeritus,
                                                    Immaculata College;
                                                    President or Vice President
                                                    and Treasurer of various
                                                    investment companies advised
                                                    by PNC Institutional
                                                    Management Corporation;
                                                    Director, the Bradford
                                                    Funds, Inc.

Morgan R. Jones -56             Secretary           Chairman of the law firm
Drinker Biddle & Reath LLP                          of Drinker Biddle &
PNB Bank Building                                   Reath LLP, Philadelphia,
1345 Chestnut Street                                Pennsylvania; Director,
Philadelphia, PA 19107-                             Rocking Horse Child Care
3496                                                Centers of America, Inc.


-----------------
 * Mr. Reichman is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

     RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of The Fund receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                                                        Director Compensation
                                                        ---------------------

                                                                                                    Total Compensation
                                 Aggregate            Pension or Retirement    Estimated Annual     from Registrant and
                                 Compensation         Benefits Accrued as      Benefits Upon        Fund Complex Paid(1)
Name of Person/Postion           from Registrant      Part of Fund Expenses    Retirement           to Directors
----------------------           ---------------      ---------------------    ----------------     -------------------
Julian A. Brodsky, Director          $12,525                   N/A                    N/A                  $12,525
Francis J. McKay, Director            15,975                   N/A                    N/A                   15,975
Marvin E. Sternberg, Director         16,725                   N/A                    N/A                   16,725
Donald van Roden, Director            21,025                   N/A                    N/A                   21,025
Arnold M. Reichman, Director
and Chairman                               0                   N/A                    N/A                        0
Robert Sablowsky, Director                 0                   N/A                    N/A                        0

---------------
     1 A Fund Complex Means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                                      -14-

     On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which RBB will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Advisor") or the Distributor currently receives any compensation from RBB.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

     ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated May 30, 1997 (the "Advisory Agreement").

     Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of the Fund's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.80% of the Fund's average daily net assets.

     The Fund bears all of its own expenses not specifically assumed by Boston Partners. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. In addition to the expenses listed in the prospectus, expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) expenses of organizing the Fund that are not attributable to a class of the Fund; (b) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (c) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (d) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreement was most recently approved on April 23, 1997 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that

PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented by a Transfer Agency Agreement Supplement, dated May 30, 1997 (together, the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated May 30, 1997, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

     DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements dated May 30, 1997 (together, the "Distribution Agreement") entered into by the Distributor and RBB on behalf of the Institutional and Investor Classes, and Plans of Distribution for the Institutional and Investor Classes (together the "Plans"), which were adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly by the Institutional and Investor Classes, at the annual rate set forth in the Prospectus.

     On April 23, 1997, the Plans were approved by RBB's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). RBB believes that the Plans may benefit the Fund by increasing sales of Fund shares.

     Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Institutional and Investor Classes under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the shareholders in the respective class; and (4) while the Plans remain in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

     Mr. Reichman, a Director of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with the Distributor. Mr. Sablowsky, a Director of RBB, had an indirect interest in the operation of the Plans by virtue of his position as Senior Vice President of Fahnstock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, Boston Partners seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Boston Partners generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Boston Partners may, consistent with the interests of the Fund and subject to the approval of RBB's Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of Boston Partners. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Boston Partners under its contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Boston Partners determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Boston Partners to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.

     Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which Boston Partners or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that Boston Partners not participate in or benefit from the sale to the Fund.

     In seeking to implement the policies of the Fund, Boston Partners will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or Boston Partners or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The Fund expects that its annual portfolio turnover rate will be approximately 100%. A high rate of portfolio turnover (100% or more) involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. Federal income tax laws may restrict the extent to which the Fund may engage in short-term trading of securities. See "Taxes." The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                       PURCHASE AND REDEMPTION INFORMATION

     RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES

     The net asset value per share of the Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on

NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

               P (1 + T)n = ERV

     Where:    P  =  a hypothetical initial payment of $1,000

               T  =  average annual total return

               n  =  number of years (1, 5 or 10)

     ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

     The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Russell 2500 Index, as appropriate, the Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Fund has elected to be taxed as a regulated investment company under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

     A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.67 billion shares are currently classified in 79 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class 0 Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class 00 Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class TT and UU Common Stock constitute the Boston Partners Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the

Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Family represents interests in three non-money market portfolios; the Boston Partners Family represents interest in two non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f- 2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

     COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants. No financial statements appear in this Statement of Additional Information because, as of the date hereof, the Investor and Institutional Classes did not have performance histories.

     CONTROL PERSONS. As of February 27, 1997, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
Cash Preservation Money       Jewish Family and Children's              42.9
Market Portfolio              Agency of Philadelphia
(Class  G)                    Capital Campaign
                              Attn:  S. Ramm
                              1610 Spruce Street
                              Philadelphia, PA  19103

                              Dominic and Barbara Pisciotta             19.0
                              and Successors in Trust under
                              the Dominic and Barbara
                              Pisciotta Caring Trust
                              207 Woodmere Way
                              St. Charles, MO  63303

                              Eric Levine and Linda and                  6.3
                              Howard Levine JTTEN
                              67 Lanes Pond Road
                              Howell, NJ  07731

Cash Preservation             Kenneth Farwell and Valerie               12.7
Municipal Money Market        Farwell JTTEN
Portfolio                     3854 Sullivan
(Class H)                     St. Louis, MO  63107

                              Gary L. Lange and                         20.2
                              Susan D. Lange JTTEN
                              1354 Shady Knoll Ct.
                              Longwood, FL  32750

                              Andrew Diederich and                       7.0
                              Doris Diederich JTTEN
                              1003 Lindeman
                              Des Peres, MO  63131

                              Marcella L. Haugh TTEE                     5.6
                              Marcella L. Haugh Caring Trust
                              4506 186th St. Apt. 103
                              Redondo Beach, CA 90278-4619

                              Gwendoyln Haynes                           5.9
                              2757 Geyer
                              St. Louis, MO  63104

                              Savannah Thomas Trust                      6.3
                              200 Madison Ave.
                              Rock Hill, MD  63119

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
Sansom Street Money           Wasner & Co.                              23.8
Market Portfolio              FAO Paine Webber and Managed
(Class I)                     Assets Sundry Holdings
                              Attn:  Joe Domizio
                              200 Stevens Drive
                              Lester, PA  19113

                              Saxon and Co.                             68.7
                              FBO Paine Webber
                              P.O. Box 7780 1888
                              Philadelphia, PA  19182

                              Robertson Stephens & Co.                   7.5
                              FBO Exclusive Benefit Investors
                              c/o Eric Moore
                              555 California Street/No. 2600
                              San Francisco, CA  94104

BEA International Equity      Blue Cross & Blue Shield of                5.38
- Institutional Class         Massachusetts Inc.
(Class T)                     Retirement Income Trust
                              100 Summer Street
                              Boston, MA  02110-2106

                              Invest Comm of MAFCO Hold Inc.             5.28
                              MT
                              625 Madison Ave., 4th Floor
                              New York, NY  10022-1801

BEA International Equity      Karen Jean Bassett TTEE                   96.98
Portfolio - Advisor           Archie Joseph Bassett TTEE
Class (Class MM)              Karen Jean Bassett Rev Liv
                                Trust
                              4535 SE Basswood Terrace
                              Stuart, FL  34997-2106

BEA High Yield Portfolio      Temple Inland Master Retirement           6.14
- Institutional Class         Trust
(Class U)                     303 South Temple Drive
                              Diboll, TX  75941-2419

                              Guenter Full Trust Michelin              16.18
                              North America Inc.
                              Master Trust
                              P.O. Box 19001
                              Greenville, SC  29602-9001

                              Flour Corporation Master                  5.83
                              Retirement Trust
                              2333 Michelson Drive
                              Irvine, CA  92612-1307

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                              C S First Boston Pension Fund            7.55
                              Park Avenue Plaza, 34th Floor
                              Attn: Steve Medici
                              55 E. 52nd Street
                              New York, NY  10055-0002

                              SC Johnson & Son, Inc.                  11.66
                              Retirement Plan
                              1525 Howe Street
                              Mail Stat 447
                              Racine, WI  53403-2237

                              Southdown Inc. Pension Plan              9.02
                              MAC & Co.
                              Mutual Fund Operations
                              P.O. Box 3198
                              Pittsburgh, PA  31980

BEA High Yield Portfolio      Richard A. Wilson TTEE                  96.83
- Advisor Class               E. Francis Wilson TTEE
(Class OO)                    The Wilson Family Trust
                              7612 March Avenue
                              West Hills, CA  91304-5232

BEA Emerging Markets          Wachovia Bank North Carolina            20.38
Equity Portfolio -            Trust for Carolina Power &
Institutional Class           Light Co.
(Class V)                     Supplemental Retirement Trust
                              301 N. Main Street
                              Winston-Salem, NC  27101-3819

                              Wachovia Bank of North                   6.97
                              Carolina, N.A. And For
                              Fleming Companies Inc.
                              Master Pension Trust
                              307 North Main 3099 Street
                              P.O. Box 3802
                              Winston-Salem, NC  27101-3802

                              Hall Family Foundation                   39.5
                              P.O. Box 419580
                              Kansas City, MO  64141-8400

                              Arkansas Public Employees               14.25
                              Retirement System
                              124 W. Capitol Avenue
                              Little Rock, AR 72201-3704

                              Berklee College of Music Inc.            5.23
                              40 Pleasant Street
                              Portsmouth, NH  03801-4518

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
BEA Emerging Markets          Karen Jean Bassett TTEE                 96.88
Equity Portfolio -            Archie Joseph Bassett TTEE
Advisor Class (Class NN)      Karen Jean Bassett Rev Liv
                                Trust
                              4535 SE Basswood Terrace
                              Stuart, FL  34997-2106

BEA US Core Equity            CoreStates Bank                         43.41
Portfolio -                   Trust for Buckeye Pipe Line
Institutional Class           One Wall Street
(Class X)                     New York, NY  10005-2501

                              Werner & Pfleiderer Pension              7.61
                              Plan Employees
                              663 E. Crescent Avenue
                              Ramsey, NJ  07446-1220

                              Washington Hebrew Congregation          10.4
                              3935 Macomb St. NW
                              Washington, DC  20016-3799

                              Shamut Bank                              5.93
                              Trust for Hospital St. Raphael
                              Malpractice
                              Attn:  CORP Actions
                              P.O. Box 92800
                              Rochester, NY 14692-8900

BEA US Core Fixed Income      New England UFCW & Employers'           22.26
Portfolio -                   Pension Fund Board of Trustees
Institutional Class           161 Forbes Road, Suite 201
(Class Y)                     Braintree, MA  02184-2606

                              Patterson & Co.                          8.11
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              MAC & Co                                 6.33
                              Mutual Funds Operations
                              P.O. Box 3198
                              Pittsburgh, PA  15230-3198

                              Bank of New York                         9.61
                              Fenway Partners Master Trust
                              Attn:  Mohamed Khalil, 7th Flr.
                              One Wall Street
                              New York, NY  10005-2502

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                              Citibank NA                             11.14
                              Trust for CS First Boston Corp
                                Emp S/P
                              Attn:   Sheila Adams
                              111 Wall Street, 20th floor Z1
                              New York, NY  10043-1000

                              The Valley Foundation                    8.75
                              c/o Enterprise Trust
                              16450 Los Gatos Boulevard
                              Suite 210
                              Los Gatos, CA  95032-5594

                              Kollmorgen Corporation                   6.0
                              Pension Trust
                              1601 Thapelo Rd.
                              Waltham, MA  02154

BEA Strategic Global          Sunkist Master Trust                    34.61
 Fixed Income Portfolio       14130 Riverside Drive
(Class Z)                     Sherman Oaks, CA  91423-2313

                              Patterson & Co.                         24.75
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              Key Trust Co. of Ohio                   20.01
                              FBO Eastern Enterp. Collective
                              Inv. Trust
                              P.O. Box 94870
                              Cleveland, OH 44101-4870

                              Mary E. Morten                           6.56
                              Attn: Portfolio Management
                              C/O Credit Suisse PVT Bkg
                              12 E. 49th Street, 40th Floor
                              New York, NY  10017-1028

                              Hard & Co.                               5.57
                              Trust for Abtco Inc.
                               Retirement Plan
                              c/o Associated Bank, N.A.
                              100 W. Wisconsin Ave.
                              Neenah, WI  54956-3012

BEA Municipal Bond Fund       William A. Marquard                     38.50
Portfolio (Class AA)          2199 Maysville Rd.
                              Carlisle, KY  40311-9716

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                              Arnold Leon                             12.84
                              c/o Fiduciary Trust Company
                              P.O. Box 3199
                              Church Street Station
                              New York, NY  10008-3199

                              Irwin Bard                               6.35
                              1750 North East 183rd St. North
                              Miami Beach, FL  33179-4908

                              Matthew M. Sloves                        5.17
                              and Diane Decker Sloves
                              Tenants in Common
                              1304 Stagecoach Rd. SE
                              Albuquerque, NM  87123-4321

                              S. Finkelstein Family Fund               5.02
                              1755 York Ave., Apt. 35 BC
                              New York, NY  10128-6827

BEA Global Tele-              E. M. Warburg Pincus & Co. Inc.         20.15
communications Portfolio      466 Lexington Ave.
- Advisor Class               New York, NY  10017-3140
(Class PP)

                              William W. Priest                        5.49
                              2 E. 70th St. #5
                              New York, NY  10021-4913

                              John B. Hurford                         54.87
                              153 E. 53rd St., Flr. 57
                              New York, NY  10022-4611

n/i Micro Cap Fund            Charles Schwab & Co. Inc.               18.4
(Class FF)                    Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Chase Manhattan Bank                     9.0
                              Collins Group Trust I
                              840 Newport Center Drive
                              Newport Beach, CA  92660

n/i Growth Fund               Charles Schwab & Co. Inc.               16.1
(Class GG)                    Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                              U.S. Equity Investment                    10.9
                              Portfolio LP
                              c/o Asset Management Advisors
                              Inc.
                              1001 N. US Hwy 1 STE 800
                              Jupiter, FL  33477

                              Bank of New York                           5.5
                              Trust for Sunkist Growers-SVGS
                              Match Plus
                              BNV Western Trust Company
                              Attn: S. Angevine -
                              Master Trust
                              700 S. Flower St., 2nd Flr.
                              Los Angeles, CA  90017

                              CitiBank F S B                            24.5
                              Sargent & Lundy Retirement
                              Trust
                              C/O CitiCorp
                              Attn:  D. Erwin Jr.
                              1410 N. West Shore Blvd.
                              Tampa, FL  33607

n/i Growth and Value          Charles Schwab & Co. Inc.                 13.4
Fund (Class HH)               Special Custody Account for the
                              Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Chase Manhattan Bank                       9.7
                              Collins Group Trust I
                              840 Newport Center Dr.
                              Newport Beach, CA 92660

Boston Partners Large         Dr. Janice B. Yost                        46.3
Cap Value Fund -              Trust Mary Black Foundation
Institutional Class           Inc.
(Class QQ)                    Bell Hill-945 E. Main St.
                              Spartanburg, SC  29302

                              Dolomite Products Company Inc.            15.3
                              Gardner C. Odenbach Treasurer
                              1150 Penfield Rd.
                              Rochester, NY 14625-2202

                              Shady Side Academy Endowment              33.6
                              423 Fox Chapel Rd.
                              Pittsburgh, PA 15238

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
Boston Partners Large         Hiles Coverdale, Jr.                       9.8
Cap Value Fund -              19 Old Village Rd.
Investor Class                Acton, MA  01720
(Class RR)

                              Fleet National Bank TTEE Testa            11.5
                              Hurwitz THIB
                              FBO Brian Pastoszenski
                              P.O. Box 92800
                              Rochester, NY  14692

                              Fleet National Bank TTEE                  29.3
                              Testa Hurwitz THIB
                              FBO Scott Birnbaum
                              P.O. Box 92800
                              Rochester, NY 14692

                              Jay Schwartz and                           9.6
                              Lila Schwartz
                              JTTEN WROS
                              9 Woodland Place
                              Great Neck, NY  11021

                              Mark R. Scott                             16.7
                              and Maryann Scott
                              JTTEN WROS
                              2543 Longmount Dr.
                              Wexford, PA 15090

                              Stanley B. Smith, Jr.                     23.2
                              and Elizabeth B. Smith
                              JTTEN WROS
                              140 Beach Bluff Avenue
                              Swampscott, MA  01907

     As of the same date, no person owned of record or, to RBB's knowledge, beneficially, more than 25% of the outstanding shares of all classes of RBB; and as of the same date, directors and officers as a group owned less than one percent of the shares of RBB.

     LITIGATION. There is currently no material litigation affecting RBB.

     FINANCIAL STATEMENTS. No financial statements are supplied because, as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     "B" - Issues are regarded as having only a speculative capacity for timely payment.

     "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     "D" - Issues are in payment default.


     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate debt:

     "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     "CI" - This rating is reserved for income bonds on which no interest is being paid.

     "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.